Annual Total Returns [BarChart] - Aggressive Growth Lifestyle Fund - Aggressive Growth Lifestyle Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	(0.17%)
Annual Return 2012	15.21%
Annual Return 2013	21.96%
Annual Return 2014	4.30%
Annual Return 2015	(0.90%)
Annual Return 2016	8.78%
Annual Return 2017	16.26%
Annual Return 2018	(8.60%)
Annual Return 2019	23.04%
Annual Return 2020	13.47%